SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details Narrative) - USD ($)				1 Months Ended						3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 14, 2020	Aug. 12, 2019	Jul. 12, 2019	Sep. 16, 2020	Jun. 27, 2020	Mar. 27, 2020	Oct. 29, 2019	Jun. 29, 2019	Mar. 22, 2019	Mar. 27, 2021	Sep. 26, 2020	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019	Dec. 10, 2019	Dec. 05, 2018
Debt Instrument [Line Items]
Secured convertible notes													$ 6,723,954
Amendment fee													834,000
Conversion price	$ 0.20			$ 0.17
Loss on Extinguishment of Debt										$ 6,420,526		$ 11,570,696	17,493,887	$ 43,800,931	$ 44,355,401	$ 1,164,054
Exercise price																	$ 0.43	$ 5.28
Debt instrument maturity description						Convertible Facility will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first twelve months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Convertible Facility. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Convertible Facility prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter. The Notes (including all accrued interest and fees thereon) will be convertible, at the option of the holder, into Subordinate Voting Shares at any time prior to the close of business on the last business day immediately preceding the Maturity Date.			All Notes will have a maturity date of 36 months from the Closing Date (the “Maturity Date”), with a 12-month extension feature available to the Company on certain conditions, including payment of an extension fee of 1.0% of the principal amount under the outstanding Notes. All Notes will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first 12 months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Notes. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Notes prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter.
Convertible notes	$ 468,564												32,744,770			3,802,381
Fair value of warrant issued													799,949
Financing fees										882,742		$ 3,404,080	5,612,825	11,232,164
Issuance of subordinate voting share, amount													18,885,912	$ 50,193,938	50,193,938
Incremental advance					$ 250,000,000	$ 10,000,000,000									250,000,000
Incremental replacement warrants issued, amount						13,500,000,000
Loss on extinguishment of debt						$ 1,070,688,300									$ 456,830
Board of Director [Member]
Debt Instrument [Line Items]
Principal amount							$ 2,500,000,000
Tranche 1 [Member]
Debt Instrument [Line Items]
Exercise price									$ 3.72
Warrant issued									10,086,066
Additional Warrant Issued									$ 4,291,375,200
Exercise price of additional warrant issued									$ 4.29
Fair value of warrant issued								$ 754,872,000
Financing fees								$ 227,675,700
Issuance of subordinate voting share, shares								1,748,251
Issuance of subordinate voting share, amount								$ 397,911,900
Shares Issued for Debt Issuance Costs																3,979,119
Tranche 1A [Member]
Debt Instrument [Line Items]
Withdrawal of money					10,000,000,000			2,000,000,000
Tranche 1B [Member]
Debt Instrument [Line Items]
Withdrawal of money								$ 8,000,000,000
Tranche 2 [Member]
Debt Instrument [Line Items]
Exercise price			$ 3.16
Warrant issued			2,967,708
Additional Warrant Issued			$ 85,733,600
Exercise price of additional warrant issued			$ 3.65
Withdrawal of money			$ 2,500,000,000		2,500,000,000
Shares Issued for Debt Issuance Costs
Tranche 3 [Member]
Debt Instrument [Line Items]
Exercise price			$ 1.01
Warrant issued			3,708,772
Additional Warrant Issued			$ 107,142,100
Exercise price of additional warrant issued			$ 1.17
Withdrawal of money		$ 5,000,000,000			1,000,000,000		1,000,000,000
Shares Issued for Debt Issuance Costs
Tranche 4 [Member]
Debt Instrument [Line Items]
Conversion price						$ 0.26
Withdrawal of money		$ 7,500,000,000			$ 1,250,000,000	$ 15,000,000,000	$ 11,500,000,000
Shares Issued for Debt Issuance Costs
Amendment Description						The maximum funding capacity under the Convertible Facility, as amended on March 27, 2020 is $285,000,000 of which $135,000,000 had been drawn down in prior tranches. The final $25,000,000 is subject to acceptance by the Company.									Upon funding of the Tranche 4 Advance in the amount of $12,500,000 on March 27, 2020, the Company issued 48,076,923 Warrants with an exercise price of $0.26, representing 100% coverage of the Tranche 4 Advance. Additionally, in accordance with the Third Amendment, the Company cancelled 2,700,628 of the 21,605,061 Existing Warrants issued under Tranche 1, Tranche 2 and Tranche 3 and reissued 32,451,923 Replacement Warrants with an exercise price per share equal to $0.26. Upon funding of the Tranche 4 Advance on March 27, 2020, the conversion price for $20,499,657 of the convertible notes, representing 12.5% of each under Tranche 1, Tranche 2 and Tranche 3 was amended to $0.26 per Subordinate Voting Share. Upon funding of the incremental advance in the amount of $2,500,000 on April 24, 2020, the Company issued 9,615,385 warrants with an exercise price of $0.26. In addition, 540,128 Existing Warrants were cancelled and replaced with 6,490,385 warrants with an exercise price of $0.26 in accordance with the Third Amendment.
Tranche 4 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price						$ 0.20
Tranche 4 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Exercise price						$ 0.40
MM CAN USA [Member]
Debt Instrument [Line Items]
Secured convertible notes									$ 25,000,000,000
Proceeds from convertible debt									10,000,000,000
GGP [Member]
Debt Instrument [Line Items]
Loss on Extinguishment of Debt													10,129,655
November 1, 2020 [Member]
Debt Instrument [Line Items]
Loss on Extinguishment of Debt										943,706
Amount of borrowing under convertible facility										$ 8,000,000			$ 8,000,000
GGP [Member]
Debt Instrument [Line Items]
Secured convertible notes	$ 5,000,000					$ 18,750,000			$ 25,000,000,000
Conversion price		$ 1.28
Exercise price	$ 0.20	$ 2.95
Warrant issued	25,000,000
Cancelled Shares	1,080,255
Warrants replaced	16,875,001
Debt instrument maturity description	the conversion price for 5.0% of the existing Notes outstanding prior to Tranche 4 and Incremental Advance (including paid-in-kind interest accrued on such Notes), being 5.0% of an aggregate principal amount of $170,729,923, was amended to $0.20 per share.					Company agreed to pay GGP 10% of the existing Notes outstanding prior to Tranche 4, including paid-in-kind interest accrued on such Notes (the “Existing Notes”), or $163,997,255, as a restatement fee (the “Restatement Fee”), of which the first 50% of the Restatement Fee was paid through the issuance of additional Notes in an aggregate principal amount equal to $8,199,863 at a conversion price of $0.26 (the “Restatement Fee Notes”). The remaining 50% of the Restatement Fee, or $8,199,863, will be due upon each Incremental Advance on a pro-rata basis of $87,500,000.			conversion of up to 75% of the then outstanding Notes if the VWAP of the Subordinate Voting Shares (converted to U.S. dollars) is at least $8.00 for any 20 consecutive trading day period, at a conversion price per Subordinate Voting Share equal to $8.00. If 75% of the then outstanding Notes are converted by the Company
Withdrawal of money		$ 12,500,000,000
Shares Issued for Debt Issuance Costs		$ 1,875,000,000
Advance fees, percentage						1.50%
GGP [Member] | On July 2, 2020[Member]
Debt Instrument [Line Items]
Secured convertible notes											$ 5,000,000
Description of Amendments Penalty											the Convertible Facility with a 5% prepayment penalty until 2nd anniversary of the Fourth Amendment and 3% prepayment penalty thereafter.
Description Of Amendments											the conversion price for 52% of the tranches 1 through 3 and the first amendment fee notes outstanding under the Convertible Facility were amended to $0.34 per share.
Amendment fee											$ 2,000,000
Conversion price											$ 0.28